UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21143

                         The Blue and White Funds Trust
               (Exact name of registrant as specified in charter)

                     11111 Santa Monica Boulevard, Suite 705
                              Los Angeles, CA 90028
                    (Address of principal executive offices)


                     (Name and address of agent for service)

                           (877) 429-3863 Registrant's
                     telephone number, including area code:


Date of fiscal year end:   AUGUST 31, 2003
                           ---------------

Date of reporting period:  FEBRUARY 28, 2003

                             THE BLUE & WHITE FUND
                   A SERIES OF THE BLUE AND WHITE FUNDS TRUST



                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                FEBRUARY 28, 2003
                                   (UNAUDITED)

                          THE BLUE & WHITE FUNDS TRUST



TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter and Comment from Investment Adviser.....................1

Schedules of Investments...................................................3

Statements of Assets and Liabilities.......................................5

Statements of Operations...................................................6

Statements of Changes in Net Assets........................................7

Financial Highlights.......................................................8

Notes to Financial Statements..............................................9

Dear Shareholders,

As the Chairman and Founder of the Blue and White Fund, I would like to express my sincere appreciation and gratitude for your participation in the Fund. It has been my long awaited dream to create a flagship investment vehicle that invests solely in Israel. It is also a privilege to serve the needs of our "asset allocation" minded investors by providing a viable avenue for exposure in the potential benefits of an industrial Israel: innovative companies, as well the most educated work force in the world - just to name a few. Aside from being what we feel is a great investment opportunity, this Fund exists for those who believe in the economic growth and future of the State of Israel.

It is common knowledge that the state of Israel has one of the highest investment rates per capita into education as a percentage of its GDP. As a direct result, Israel produces the greatest amount of researchers and engineers, as a percentage of the workforce, in the world. Graduates of the Israeli Defense Forces (IDF) and Israeli related defense industries have spearheaded the high tech boom in the 1990s and gained Israel worldwide recognition as a hub of technological innovation. Using education as a foundation, the goal oriented, disciplined, and free thinking Israeli work force is likely to continue to set the standard in helping to advance the human race.

The Blue & White fund is one of the first U.S. mutual funds to invest exclusively in Israeli companies. The scope of the fund targets Israeli companies of all sizes, across all market sectors. Examples of these sectors include, but are no limited to: Technology, Agrotechnology, Aerospace, Defense, Pharmaceutical, Biotechnology, Semiconductor, Oil, Gas, Paper, Real Estate and Tourism.

The Blue & White Fund has hired a Sub - Advisor, Ramco (Israel) to oversee the day to day management of the fund.

It has been exciting to all of us at Eplboim Poutre & Co., the parent company of the Blue and White Fund Family. We feel we have had a great start since the inception date of 2/03/03, and firmly believe that our project may help enhance portfolios of investors of all sizes by following our objective of seeking long term capital appreciation. The byproduct of our investments is now helping to stimulate the Israeli economy.

In summation, our goal was to create a viable investment vehicle for the internationally minded investor, and help Israel at the same time. We are investing in Israel and helping in the process of creating jobs and revitalizing an economy, and helping a nation. Thank you all for making this successful launch!

As always I am available to discuss all aspects of the fund with our investors. Please do not hesitate to contact me with any questions.


Sincerely

/s/ Shlomo Eplboim
------------------------
Chairman of the Board
Founder
The Blue and White Fund.







OPINIONS EXPRESSED ARE THOSE OF SHLOMO EPLBOIM AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED A RECOMMENDATION TO BUY OR SELL ANY SECURITY. MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND INVESTS IN FOREIGN SECURITIES WHICH MAY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING.

QUASAR DISTRIBUTORS, LLC, DISTRIBUTOR.  05/03

                              THE BLUE & WHITE FUND

--------------------------------------------------------------------------------------------

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS: 20.7%

AEROSPACE AND DEFENSE: 0.8%
            400  Elbit Systems Ltd.                                                 $ 6,292
                                                                          ------------------
MEDICAL EQUIPMENT: 0.8%
          1,500  Elbit Medical Imaging Ltd.*                                          6,060
                                                                          ------------------
INFORMATION TECHNOLOGY: 2.7%
          1,000  M-Systems Flash Disk Pioneers Ltd.*                                  6,000
          1,500  Verisity Ltd.*                                                      15,000
                                                                          ------------------
                                                                                     21,000
                                                                          ------------------
CAPITAL EQUIPMENT: 0.3%
            400  Elron Electronic Industries Ltd.*                                    2,312
                                                                          ------------------
CONSUMER INDUSTRY: 0.9%
          1,000  Blue Square - Israel Ltd. ADR                                        7,050
                                                                          ------------------
INTERNET: 4.8%
          1,300  Check Point Software Technologies Ltd.*                             19,331
          2,000  RADWARE Ltd.*                                                       18,780
                                                                          ------------------
                                                                                     38,111
                                                                          ------------------
PHARMACEUTICALS: 2.5%
            530  Teva Pharmaceuticals Industries Ltd. Sponsored ADR                  20,023
                                                                          ------------------
SEMICONDUCTORS: 2.2%
          1,400  Zoran Corp.*                                                        17,038
                                                                          ------------------
INFORMATION TECHNOLOGY: 3.2%
            700  Formula Systems (1985) Ltd. ADR*                                     5,495
          1,500  Retalix Ltd.*                                                       15,540
            600  Tecnomatix Technologies Ltd.*                                        4,194
                                                                          ------------------
                                                                                     25,229
                                                                          ------------------
TELECOMMUNICATIONS: 2.5%
          4,000  Koor Industries Ltd.*                                                9,840
          1,000  NICE Systems Ltd. Sponsored ADR*                                    10,250
                                                                          ------------------
                                                                                     20,090
                                                                          ------------------

TOTAL COMMON STOCKS
   (cost $155,303)                                                                  163,205
                                                                          ------------------

See accompanying Notes to Financial Statements.




                                      -3-

---------------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                           VALUE
---------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT: 4.7%
        $36,900  SEI Daily Income Trust Government Fund                             $ 36,900
                                                                           ------------------
TOTAL INVESTMENTS IN SECURITIES
(cost $192,203):  25.4%                                                              200,105

Other Assets less Liabilities:  74.6%                                                587,559
                                                                           ------------------
NET ASSETS:      100.0%                                                            $ 787,664
                                                                           ------------------

ADR       American Depository Receipt.
  *       Non-income producing security.




See accompanying Notes to Financial Statements.

                                 THE BLUE & WHITE FUND

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2003 (Unaudited)
---------------------------------------------------------------------------------------------------
ASSETS
        Investments in securities, at value (cost $192,203)                               $ 200,105
        Cash                                                                                569,403
        Receivables:
              Fund Shares sold                                                               18,849
              Dividends and interest                                                            256
        Prepaid expenses                                                                     26,672
                                                                                  ------------------
                  Total assets                                                              815,285
                                                                                  ------------------

LIABILITIES
        Payables:
              Distribution fees                                                                 149
              Shareholder servicing fees                                                          6
              Due to Adviser                                                                 13,940
        Accrued expenses                                                                     13,526
                                                                                  ------------------
                   Total liabilities                                                         27,621
                                                                                  ------------------

NET ASSETS                                                                                $ 787,664
                                                                                  ==================

COMPONENTS OF NET ASSETS
        Paid-in capital                                                                   $ 780,455
        Accumulated net investment loss                                                        (693)
        Net unrealized appreciation of investments                                            7,902
                                                                                  ------------------
                   Net assets                                                             $ 787,664
                                                                                  ==================

NET ASSET VALUE PER SHARE:
CLASS A
        Based on net assets of $750,918 and 78,770 shares outstanding                        $ 9.53
                                                                                  ==================

        Maximum offering price per share (net asset value divided by 94.25%)                $ 10.11
                                                                                  ==================

CLASS C
        Based on net assets of $36,746 and 3,856 shares outstanding                          $ 9.53
                                                                                  ==================



See accompanying Notes to Financial Statements.

                 THE BLUE & WHITE FUND

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED FEBRUARY 28, 2003 (UNAUDITED)*
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Income
         Dividends (net of foreign taxes withheld of $5)                                  $ 22
         Interest                                                                          234
                                                                               ---------------
              Total income                                                                256
                                                                               ---------------

     Expenses
         Investment Advisery fees                                                         596
         Organization expenses                                                        101,103
         Transfer agent fees                                                            3,322
         Administration fees                                                            2,740
         Fund accounting fees                                                           2,603
         Insurance expense                                                              2,149
         Legal fees                                                                     1,712
         Trustee fees                                                                   1,712
         Registration expense                                                           1,049
         Audit fees                                                                       863
         Custody fees                                                                     685
         Reports to shareholders                                                          548
         Miscellaneous                                                                    205
         Distribution fees - Class A                                                      131
         Distribution fees - Class C                                                       18
         Shareholder servicing fees - Class C                                               6
                                                                               ---------------
              Total expenses                                                          119,442
              Less: fees waived and expenses absorbed                                (118,493)
                                                                               ---------------
              Net expenses                                                                949
                                                                               ---------------

                   Net investment loss                                                   (693)
                                                                               ---------------

UNREALIZED APPRECIATION ON INVESTMENTS
     Net unrealized appreciation on investments                                         7,902
                                                                               ---------------

              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 7,209
                                                                               ===============

* Commenced operations on February 3, 2003.




See accompanying Notes to Financial Statements

                         THE BLUE & WHITE FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                 PERIOD ENDED
                                                                             FEBRUARY 28, 2003*
-------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:

OPERATIONS
      Net investment loss                                                                 $ (693)
      Net unrealized appreciation on investments                                           7,902
                                                                                 ----------------
             Net increase in net assets resulting from operations                          7,209
                                                                                 ----------------
CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold
          Class A                                                                        744,093
          Class C                                                                         36,362
      Cost of shares redeemed
          Class A                                                                              -
          Class C                                                                              -
                                                                                 ----------------
             Net increase in net assets derived from net change in
                  outstanding shares (a)                                                 780,455
                                                                                 ----------------

                  TOTAL INCREASE IN NET ASSETS                                           787,664

NET ASSETS
      Beginning of period                                                                      -
                                                                                 ----------------
      END OF PERIOD                                                                    $ 787,664
                                                                                 ================

(a) A summary of capital share transactions is as follows:

CLASS A SHARES
      Shares sold                                                                         78,770
      Shares redeemed                                                                          -
                                                                                 ----------------
                                                                                 ----------------
      Net increase                                                                        78,770
                                                                                 ================

CLASS C SHARES
      Shares sold                                                                          3,856
      Shares redeemed                                                                          -
                                                                                 ----------------
      Net increase                                                                         3,856
                                                                                 ================



* Commenced operations on February 3, 2003.



See accompanying Notes to Financial Statements.

                      THE BLUE & WHITE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------------------------------------------------
                                                                  CLASS A                        CLASS C
                                                          ---------------------------    ---------------------------

                                                               PERIOD ENDED                   PERIOD ENDED
                                                            FEBRUARY 28, 2003*             FEBRUARY 28, 2003*
                                                          ------------------------       ------------------------

Net asset value, beginning of period                                       $ 9.43                         $ 9.43
                                                          ------------------------       ------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                                    (0.01)                         (0.01)
     Net realized and unrealized loss on investments                        (0.11)                         (0.11)
                                                          ------------------------       ------------------------
Total from investment operations                                            (0.10)                         (0.10)
                                                          ------------------------       ------------------------

Net asset value, end of period                                              $9.53                          $9.53
                                                          ========================       ========================

Total return                                                                1.06% #                        1.06% #

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (thousands)                                      $750.9                          $36.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before fees waived and expenses absorbed                             297.02% +                      353.06% +
     After fees waived and expenses absorbed                                2.35% +                        3.00% +

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
     Before fees waived and expenses absorbed                            (296.37%)+                     (352.44%)+
     After fees waived and expenses absorbed                               (1.70%)+                       (2.35%)+

Portfolio turnover rate                                                     0.00% #                        0.00% #


* Commenced operations on February 3, 2003.
#    Not annualized.
+    Annualized.



See accompanying Notes to Financial Statements.

                              THE BLUE & WHITE FUND

--------------------------------------------------------------------------------

                              THE BLUE & WHITE FUND

NOTES TO FINANCIAL STATEMENTS AT FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         The Blue and White Funds Trust (the "TRUST"), was organized on June 26, 2002 as a Delaware Trust and is authorized to issue shares of beneficial interest. The Trust is registered under the Investment Company Act of 1940, as an open-end management investment company comprised of one diversified series; the Blue & White Fund (the "FUND"). The Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service, and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund began operations on February 3, 2003.

         The Fund's investment objective is to seek long-term capital appreciation. The Fund seek to achieve this objective by investing in Israeli companies whose securities trade on principal U.S. stock exchanges such as the New York Stock Exchange, the American Stock Exchange or NASDAQ as well as the Tel Aviv Stock Exchange (TASE). The Fund defines an Israeli company as one: (1) that has been organized under the laws of Israel; (2) whose securities are principally traded on the TASE; or (3) that is domiciled or headquartered in Israel.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities traded on an exchange for which there have been no sales are valued at the last bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

         B. FOREIGN CURRENCY TRANSLATION. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations resulting from changes in the market prices of investments.

              Interest income is translated at the foreign exchange rate which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

         C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                              THE BLUE & WHITE FUND

NOTES TO FINANCIAL STATEMENTS AT FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

         D. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         E. ORGANIZATION EXPENSES. The Trust has accrued a payable to the Investment Adviser representing expenses paid on behalf of the Trust. The Trust intends to repay the Investment Adviser upon commencement of operations. These organizational expenses include administration, and legal fees and are based on estimates. Actual costs could differ from these estimates. The Investment Adviser has voluntarily agreed to reimburse the Trust for such costs. Per the Prospectus, the Adviser is permitted to recapture certain reimbursement expenses up to three years.

         F. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         The Trust has entered into an investment management agreement with Blue and White Investment Management, LLC, (the "INVESTMENT ADVISER"). Under the terms of the agreement, the Fund will pay a fee equal to 1.50% of average net assets. For the period ended February 28, 2003, the Investment Adviser waived fees and absorbed expenses of $118,493.

         Although not required to do so, the Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary so that its annual ratio of operating expenses to average net assets will not exceed the following levels. Such waivers and subsidy may end at any time:
         --------------------------------- ------------------------

                  Class A                           2.35%
         --------------------------------- ------------------------
                  Class C                           3.00%
         --------------------------------- ------------------------

         These percentages are based on the daily average net assets of each class of the Fund.

         The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. Class A may pay up to 0.35% per year of its average daily net assets and Class C shares may pay up to 1.00% of average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund's shares. For the period ended February 28, 2003, the Distributor received $30,411 in sales commissions from the sale of Class A shares. For this period there were no contingent deferred sales charges relating to redemption of Class C shares. For the period ended February 28, 2003, Class A incurred $131 in distribution fees and Class C incurred $18 and $6 in distribution and shareholding service fees respectively.

                              THE BLUE & WHITE FUND

NOTES TO FINANCIAL STATEMENTS AT FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


         U.S. Bancorp Fund Services, LLC is the Administrator to the Fund pursuant to a Fund Administration Servicing Agreement. The Fund will pay the Administrator a minimum annual fee of $40,000. U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent and Fund Accountants. The Transfer Agent fees charged for these services are based on the number of shareholder accounts and activity. The annual minimum fees are $28,000 for the first class and $15,000 for each additional class. The Fund Accounting annual fee is $39,000 for the first $100 million, 0.02% on the next $200 million and 0.01% of assets over $300 million. Each class is charged an additional 25% of the initial class. For the period ended February 28, 2003, the Fund incurred $2,740, $3,322 and $2,603 in administration, transfer agency and fund accounting fees respectively.

         Quasar Distributors, LLC serves as the Distributor to the Fund pursuant to a Distribution Agreement. The Distribution fees to be paid will be an annual amount of the greater of 0.01% of the Fund's average daily net assets or a minimum fee of $15,000 on the first class and $3,000 for each additional class. In accordance with the Distribution Agreement, if the Adviser determines that Rule 12b-1 fees shall not be used to pay the Distributor, the Adviser will be responsible for the payments to the Distributor.

         Certain officers of the Fund are also officers and/or Trustees of the Investment Adviser, Administrator and Distributor. It is expected that First Montauk, an entity with registered representatives who are affiliates of the Adviser, will enter into dealer agreements with the Distributor to assist in selling the shares of the Fund.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

         For the period ended February 28, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $155,303 and $0, respectively.


NOTE 5 - DISTRIBUTION TO SHAREHOLDERS

         As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

         Cost of investments for tax purposes        $            192,203
                                                     -===================
         Gross tax unrealized appreciation           $              8,346
         Gross tax unrealized depreciation                          (444)
                                                     --------------------
         Net tax unrealized appreciation             $              7,902
                                                     ====================

                              The Blue & White Fund

 Trustee and Officer Information

 Background information for the Trustees and Officers of the Trust is presented below. The SAI includes additional information about the Trust's Trustees and is available, by calling
  1-877-494-1186.

INDEPENDENT TRUSTEES

---------------------------- ------------- --------------- ------------------------- ------------------ --------------
   NAME, ADDRESS AND AGE     POSITION(S)      TERM OF      PRINCIPAL OCCUPATION(S)    # OF PORTFOLIOS       OTHER
                              HELD WITH      OFFICE AND     DURING PAST FIVE YEARS    IN FUND COMPLEX   TRUSTEESHIPS
                                 FUND        LENGTH OF                                  OVERSEEN BY        HELD BY
                                            TIME SERVED                                   TRUSTEE          TRUSTEE
---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Mr. Joseph Gottlieb          Trustee       Indefinite      General Director,                 1              None
18 Shadmot-Dvora St.                       term; since     Colint Ltd., an
Rishon-LeZion 75289                        September 2002  engineering and
Israel                                                     logistic services for
Age: 49                                                    electronic OEMs (1981
                                                           to present).

---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Mr. Tony Strickland          Trustee       Indefinite      California State                  1              None
c/o Blue and White                         term; since     Assemblyman (1998 to
Investment Management, LLC                 August 2002     present).
11111 Santa Monica Blvd
Suite 705 Los Angeles,
CA 90025
Age: 32

---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Mr. Roy R.Tashi              Trustee       Indefinite      Investor in Equities              1              None
5 Prince Patrick Street                    term; since     and Properties (1979 to
Richmond Melbourne,                        August 2002     present).
Victoria, 3121 Australia
Age: 57

---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Mr. Yossi Shelly             Trustee       Indefinite      Chairman of the Board             1          Issta-lines
Caessarya 44 Street                        term; since     and General Manager,                         Ltd, a
Beer-Sheva 84814                           October 2002    Israeli Postal Services                      public
Israel                                                     (4/2002 to present);                         company
Age: 45                                                    Manager of Business                          (1998 to
                                                           Development, Milgam                          2001);
                                                           Ltd., a local                                Bezek-International
                                                           municipality service                         Ltd., a
                                                           (10/2002 to 2/2002);                         governmental
                                                           Manager of private,                          company
                                                           family-owned business                        (1998 to
                                                           (1998 to 2001).                              1999);
                                                                                                        Bezek-Globe
                                                                                                        Ltd. (1996
                                                                                                        to 1997).
---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Mr. Nathan Wolloch           Trustee       Indefinite      Manager of Sport and              1          Chairman,
69 Ion Gvirni Street                       term; since     Youth Administration,                        Experiment
Tel-Aviv 64162                             October 2002    Municipality of                              in
Israel                                                     Tel-Aviv - Yafo (2000                        International
Age: 65                                                    to present); Manager of                      Living
                                                           International                                Organization
                                                           Relations, City of                           in Israel
                                                           Tel-Aviv - Yafo (1998                        (1976 to
                                                           to present); Manager of                      present)
                                                           Senior Citizens, City
                                                           Council of Tel-Aviv -
                                                           Yafo (1998 to
                                                           present); Manager of
                                                           Education
                                                           Administration,
                                                           Municipality of
                                                           Tel-Aviv - Yafo (1989
                                                           to 1998).
---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Trustee and Officer Information (Continued)






                                      -12-


INTERESTED TRUSTEES AND OFFICERS
---------------------------- ------------- --------------- ------------------------- ------------------ --------------
   NAME, ADDRESS AND AGE     POSITION(S)      TERM OF      PRINCIPAL OCCUPATION(S)    # OF PORTFOLIOS       OTHER
                              HELD WITH      OFFICE AND     DURING PAST FIVE YEARS    IN FUND COMPLEX   TRUSTEESHIPS
                                 FUND        LENGTH OF                                  OVERSEEN BY        HELD BY
                                            TIME SERVED                                   TRUSTEE          TRUSTEE
---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Shlomo Eplboim*              Trustee,      Indefinite      Financial Adviser,                1              None
11111 Santa Monica Blvd,     Chairperson   Term;           Eplboim Poutre & Co.
Suite  705                   and           Since August    (2001 to present);
Los Angeles, CA 90025        Treasurer     2002            Financial Adviser,
Age: 31                                                    Prudential Securities
                                                           (1999 to 2001);
                                                           Financial Adviser,
                                                           PaineWebber (1997 to
                                                           1999).

---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Rami Rahimi*                 Trustee;      Indefinite      CEO of ARMCO                      1              None
Ramco Consultants &          President     Term;           Consultants and
Portfolio Management LTD                   Since August    Portfolio Management
30 Kalisher Street                         2002            Ltd., an investment
Tel-Aviv, Israel  65257                                    adviser (1987 to
Age: 50                                                    present); CEO of Ramco
                                                           Mutual Funds (1989 to
                                                           present); President
                                                           Capital Market
                                                           Investment (1997 to
                                                           present).
---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Paul Lieberman**             Trustee       Indefinite      General Counsel, First            1              None
11111 Santa Monica Blvd,                   term; Since     Montauk Securities
Suite 705                                  August 2002     Corp., a broker-dealer
Los Angeles, CA 90025                                      (1997 to present).
Age: 53
---------------------------- ------------- --------------- ------------------------- ------------------ --------------
Michael Poutre               Executive     Indefinite      Financial Adviser,               N/A              N/A
11111 Santa Monica Blvd,     Vice          Term;           Eplboim Poutre & Co.
Suite 705                    President     Since 2002      (2001 to present);
Los Angeles, CA 90025        and                           Financial Adviser, Van
Age: 31                      Secretary                     Kasper (1999 to 2001);
                                                           Financial Adviser,
                                                           Paine Webber (1998 to
                                                           1999); International
                                                           Stock Broker, Smith
                                                           Barney (1995 to 1998).
---------------------------- ------------- --------------- ------------------------- ------------------ --------------
*This Trustee is considered an "interested persons" as defined in the 1940 Act because of his affiliation with the Adviser. ** The Fund classifies Mr.
Lieberman as "interested" because he is an executive officer of First Montauk
Securities Co., which acts as a primary dealer for the Fund and executes a substantial portion of the Fund's trades and serves as the firm at which Mr.
Eplboim and Mr. Poutre are registered representatives.


INVESTMENT ADVISER
BLUE AND WHITE INVESTMENT MANAGEMENT, LLC
11111 SANTA MONICA BOULEVARD, SUITE 705
LOS ANGELES, CA  90028
WWW.BLUEANDWHITEFUND.COM
PH.  877-429-3863
FAX:  310-312-9121

SUB-ADVISER
RAMCO CONSULTANTS & PORTFOLIO MANAGEMENT LTD
30 KALISHER STREET
TEL-AVIV, ISRAEL  65257

LEGAL COUNSEL
HOLLAND  & KNIGHT LLP
200 SOUTH ORANGE AVENUE, SUITE 2600
ORLANDO, FL 32801

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
TWO CALIFORNIA PLAZA
350 SOUTH GRAND AVENUE, SUITE 200
LOS ANGELES, CA  90071

TRANSFER AGENT, FUND ACCOUNTANT,
AND FUND ADMINISTRATOR
U.S. BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202
877-494-1186

CUSTODIAN
U.S. BANK, N.A.
425 WALNUT STREET
CINCINNATI, OH 45202

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

Item 1:     Reports to Stockholders - as filed

Item 2:     Code of Ethics - Not applicable to Semi-Annual Report

Item 3:     Audit Committee Financial Expert - Not applicable to Semi-Annual
            Report

Item 4: Principal Accountant Fees and Services - Not applicable to Semi-Annual Report

Items 5-8:  Reserved.

Item 9:     Controls and Procedures - as filed

Item 10:    Exhibits: - as filed

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BLUE AND WHITE FUNDS TRUST

By (Signature and Title)*                  /S/ RAMI RAHIMI
                                           ------------------------
                                           Rami Rahimi
                                           President

Date  MAY 5, 2003
      -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BLUE AND WHITE FUNDS TRUST

By (Signature and Title)*                  /S/ SHLOMO EPLBOIM
                                           ------------------
                                           Shlomo Eplboim
                                           Treasurer

Date May 9, 2003

ITEM 9 - CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

(c) Certification of principal executive officer (see attached) and Certification of principal financial officer (see attached).